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                                            John E. Connolly, Jr.
                                            Assistant General Counsel
                                            Metropolitan Life Insurance Company
                                            501 Boylston Street
                                            Boston, MA 02116

May 4, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account UL
     File No. 033-47927
     Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information, dated April 30, 2012, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 26 for the Account filed electronically with the Commission on April 12, 2012.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,


/s/ John E. Connolly, Jr.
-------------------------------------
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company